Document and Entity Information	Jun. 30, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2025
Entity File Number	333-271906
Entity Registrant Name	BGO Industrial Real Estate Income Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-0245532
Entity Address State Or Province	NY
Entity Address, Address Line One	399 Park Avenue
Entity Address, Adress Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	359-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001942722
Amendment Flag	false